--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                      DFA International Value Portfolio II

                               Semi-Annual Report

                         Six Months Ended May 31, 1999
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II
                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities.................................       1
    Statement of Operations.............................................       2
    Statements of Changes in Net Assets.................................       3
    Financial Highlights................................................       4
    Notes to Financial Statements.......................................     5-6

THE DFA INVESTMENT TRUST COMPANY -- THE DFA INTERNATIONAL VALUE SERIES
    Schedule of Investments.............................................    7-14
    Statement of Assets and Liabilities.................................      15
    Statement of Operations.............................................      16
    Statements of Changes in Net Assets.................................      17
    Financial Highlights................................................      18
    Notes to Financial Statements.......................................   19-20

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1999
                                  (UNAUDITED)
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company
  (3,027,051 Shares, Cost $32,702)++ at Value............................................  $    37,384
Receivable for Fund Shares Sold..........................................................        1,079
Prepaid Expenses and Other Assets........................................................            9
                                                                                           -----------
    Total Assets.........................................................................       38,472
                                                                                           -----------

LIABILITIES:
Payable for Investment Securities Purchased..............................................        1,079
Accrued Expenses.........................................................................           19
                                                                                           -----------
    Total Liabilities....................................................................        1,098
                                                                                           -----------

NET ASSETS...............................................................................  $    37,374
                                                                                           ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)...............................................................    3,215,676
                                                                                           ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................  $     11.62
                                                                                           ===========

NET ASSETS CONSIST OF:
Paid-In Capital..........................................................................  $    33,477
Undistributed Net Investment Loss........................................................          (32)
Accumulated Net Realized Loss............................................................         (753)
Unrealized Appreciation of Investment Securities.........................................        4,682
                                                                                           -----------
    Total Net Assets.....................................................................  $    37,374
                                                                                           ===========

--------------

++ The cost for federal income tax purposes is $33,988.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999

                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from The DFA Investment Trust Company..................  $     144
                                                                                           ---------

EXPENSES
    Administrative Services..............................................................          2
    Accounting & Transfer Agent Fees.....................................................          5
    Shareholder Services.................................................................         18
    Legal Fees...........................................................................          1
    Filing Fees..........................................................................          8
    Shareholders' Reports................................................................          9
    Directors' Fees and Expenses.........................................................         --
    Organization Costs...................................................................          4
    Other................................................................................          1
                                                                                           ---------
        Total Expenses...................................................................         48
                                                                                           ---------
    NET INVESTMENT INCOME................................................................         96
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received from The DFA Investment Trust Company................         80

Net Realized Gain on Investment Securities...............................................        354

Change in Unrealized Appreciation of Investment Securities...............................        857
                                                                                           ---------

    NET GAIN ON INVESTMENT SECURITIES....................................................      1,291
                                                                                           ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $   1,387
                                                                                           =========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                               SIX MONTHS      YEAR
                                                                                                 ENDED        ENDED
                                                                                                MAY 31,     NOV. 30,
                                                                                                  1999         1998
                                                                                              ------------  ----------
                                                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................................................   $       96   $      812
    Capital Gain Distributions Received from The DFA Investment Trust Company...............           80           98
    Net Realized Gain (Loss) on Investment Securities.......................................          354         (363)
    Change in Unrealized Appreciation of Investment Securities..............................          857        3,718
                                                                                               ----------   ----------
        Net Increase in Net Assets Resulting from Operations................................        1,387        4,265
                                                                                               ----------   ----------

Distributions From:
    Net Investment Income...................................................................         (758)        (748)
    Net Realized Gains......................................................................         (350)        (462)
                                                                                               ----------   ----------
        Total Distributions.................................................................       (1,108)      (1,210)
                                                                                               ----------   ----------
Capital Share Transactions (1):
    Shares Issued...........................................................................       31,541       25,888
    Shares Issued in Lieu of Cash Distributions.............................................        1,108        1,210
    Shares Redeemed.........................................................................      (32,378)     (30,939)
                                                                                               ----------   ----------
        Net Increase (Decrease) From Capital Share Transactions.............................          271       (3,841)
                                                                                               ----------   ----------
        Total Increase (Decrease)...........................................................          550         (786)
NET ASSETS
    Beginning of Period.....................................................................       36,824       37,610
                                                                                               ----------   ----------
    End of Period...........................................................................   $   37,374   $   36,824
                                                                                               ==========   ==========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................................................        2,735        2,255
    Shares Issued in Lieu of Cash Distributions.............................................          100          121
    Shares Redeemed.........................................................................       (2,808)      (2,719)
                                                                                               ----------   ----------
                                                                                                       27         (343)
                                                                                               ==========   ==========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      DFA INTERNATIONAL VALUE PORTFOLIO II

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS       YEAR           YEAR           YEAR           YEAR          AUG. 3
                                       ENDED          ENDED          ENDED          ENDED          ENDED           TO
                                     MAY 31,        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                       1999           1998           1997           1996           1995           1994
                                     ----------     ----------     ----------     ----------     ----------     ----------
                                     (UNAUDITED)
Net Asset Value, Beginning of        $   11.55      $   10.65      $   11.36      $    9.95      $    9.48      $   10.00
  Period...........................
                                     ---------      ---------      ---------      ---------      ---------      ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............       0.04           0.26           0.17           0.14           0.13           0.06
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       0.38           0.99          (0.63)          1.28           0.49          (0.52)
                                     ---------      ---------      ---------      ---------      ---------      ---------
  Total from Investment
    Operations.....................       0.42           1.25          (0.46)          1.42           0.62          (0.46)
                                     ---------      ---------      ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.24)         (0.22)         (0.15)         (0.01)         (0.13)         (0.06)
  Net Realized Gains...............      (0.11)         (0.13)         (0.10)            --          (0.02)            --
                                     ---------      ---------      ---------      ---------      ---------      ---------
  Total Distributions..............      (0.35)         (0.35)         (0.25)         (0.01)         (0.15)         (0.06)
                                     ---------      ---------      ---------      ---------      ---------      ---------
Net Asset Value, End of Period.....  $   11.62      $   11.55      $   10.65      $   11.36      $    9.95      $    9.48
                                     =========      =========      =========      =========      =========      =========
Total Return.......................       3.83%#        12.25%         (4.15)%        14.28%          6.52%         (4.73)%#

Net Assets, End of Period
  (thousands)......................  $  37,374      $  36,824      $  37,610      $  30,018      $  14,323      $   7,643
Ratio of Expenses to Average Net
  Assets (1).......................       0.55%*         0.55%          0.63%          0.86%          0.96%          0.96%*
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumptions of expenses) (1).....       0.55%*         0.55%          0.58%          0.96%          1.48%         12.07%*
Ratio of Net Investment Income to
  Average Net Assets...............       0.53%*         2.01%          1.63%          1.67%          1.63%          2.56%*
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................       0.53%*         2.01%          1.68%          1.57%          1.11%          1.46%*
Portfolio Turnover Rate............        N/A            N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master
  Fund Series......................       6.60%*        15.41%         22.55%         12.23%          9.75%          1.90%*

--------------

*   Annualized

#   Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which The DFA International Value Portfolio II (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series") a corresponding series of The DFA Investment Trust Company. At May 31, 1999, the Portfolio owned 2% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 1999, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1%.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    Effective July 1, 1996, the Advisor has agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.75% of average daily net assets on an annualized basis. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.96% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At May 31, 1999, there are no previously waived fees subject to future reimbursement to the Advisor.

    In addition, pursuant to an agreement with a certain Shareholder Service Agent, the Portfolio pays to such agent a fee at the effective annual rate of
 .10% of its average daily net assets.

D. INVESTMENTS:

    At May 31, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation............................  $   3,396
Gross Unrealized Depreciation............................         --
                                                           ---------
Net......................................................  $   3,396
                                                           =========

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 1999.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES          VALUE+
                                                         ------------  --------------
JAPAN -- (25.1%)
COMMON STOCKS -- (25.1%)
  Aichi Bank, Ltd......................................        10,500  $      716,976
  Aisin Seiki Co., Ltd.................................       137,000       1,496,772
  Amada Co., Ltd.......................................       376,000       2,334,050
  Amano Corp...........................................       115,000         869,020
  #Aomori Bank, Ltd....................................       170,000         638,801
  Aoyama Trading Co., Ltd..............................        41,100       1,245,042
  Asahi Glass Co., Ltd.................................       140,000         907,300
  #Ashikaga Bank, Ltd..................................       808,000       1,558,219
  Autobacs Seven Co., Ltd..............................           700          27,231
  Awa Bank, Ltd........................................       189,600         894,488
  Bank of Ikeda, Ltd...................................        13,000         596,093
  Bank of Iwate, Ltd...................................        18,590         763,172
  #Bank of Kinki, Ltd..................................       225,000         519,574
  Bank of Kyoto, Ltd...................................       347,400       1,638,950
  Bank of Nagoya, Ltd..................................       185,000         921,784
  #Bank of Saga, Ltd...................................       215,000         713,582
  Bank of Yokohama, Ltd................................       978,000       2,590,299
  #Best Denki Co., Ltd.................................       153,000       1,076,394
  Canon Sales Co., Inc.................................       124,900       1,947,621
  Casio Computer Co., Ltd..............................        60,000         410,694
  Chiba Bank, Ltd......................................       941,000       3,707,300
  Chiyoda Fire and Marine Insurance Co., Ltd...........       444,150       1,595,440
  Chudenko Corp........................................        84,460       1,506,466
  Chugoku Bank, Ltd....................................       199,000       2,556,265
  Citizen Watch Co., Ltd...............................       317,000       2,335,126
  Cosmo Oil Co., Ltd...................................       764,000       1,372,190
  Dai Nippon Pharmaceutical Co., Ltd...................       203,000       1,075,318
  Dai Tokyo Fire & Marine Insurance Co., Ltd...........       529,000       1,808,285
  Daicel Chemical Industries, Ltd......................       485,000       1,561,538
  Daikin Industries, Ltd...............................       160,000       1,443,469
  Daisan Bank, Ltd.....................................        78,000         258,235
  #Daishi Bank, Ltd....................................       350,000       1,187,717
  Daito Trust Construction Co., Ltd....................       180,784       1,994,579
  #Daiwa Bank, Ltd.....................................       726,000       1,460,172
  Daiwa House Industry Co., Ltd........................       663,000       7,155,702
  Daiwa Kosho Lease Co., Ltd...........................       193,000         742,799
  Daiwa Securities Co., Ltd............................     1,693,000       8,940,025
  Denki Kagaku Kogyo KK................................       469,000         830,707
  Dowa Fire & Marine Insurance Co., Ltd................       383,000       1,366,272
  Ehime Bank, Ltd......................................       143,000         544,446
  #Eighteenth Bank, Ltd................................       226,000       1,010,097
  Ezaki Glico Co., Ltd.................................       174,600       1,008,697
  Fuji Photo Film Co., Ltd.............................       355,000      12,693,261
  #Fukui Bank, Ltd.....................................       343,000         846,002
  #Fukuoka City Bank, Ltd..............................       264,532       1,090,357
  Fukuyama Transporting Co., Ltd.......................       266,000       1,351,796
  Futaba Corp..........................................        16,000         670,088
  Futaba Industrial Co., Ltd...........................        85,000       1,132,677
  Hanshin Electric Railway Co., Ltd....................       141,000         521,660
  Higo Bank, Ltd.......................................       308,000       1,312,862
  Hino Motors, Ltd.....................................       398,000       1,871,081
  Hiroshima Bank, Ltd..................................       575,000       2,184,448

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Hiroshima-Sogo Bank, Ltd.............................       136,000  $      583,082
  #Hitachi Construction Machinery Co., Ltd.............        64,000         415,825
  #Hitachi Maxell, Ltd.................................        96,000       1,974,507
  #Hitachi Metals, Ltd.................................       360,000       1,728,190
  #Hitachi Transport System, Ltd.......................       138,000         920,609
  Hitachi, Ltd.........................................     3,717,000      27,349,880
  #Hokuetsu Bank.......................................       275,330         754,297
  #Hokuetsu Paper Mills, Ltd...........................       162,000         820,592
  Hokuriku Bank, Ltd...................................       891,000       1,696,159
  House Foods Corp.....................................       115,000       1,715,196
  Hyakugo Bank, Ltd. (105th Bank)......................       258,000       1,057,027
  Hyakujishi Bank, Ltd.................................       314,000       1,694,487
  Inax Corp............................................       309,000       2,102,284
  Itochu Corp..........................................     1,198,000       2,726,783
  Itoham Foods, Inc....................................       284,000       1,194,107
  #Japan Pulp and Paper Co., Ltd.......................        93,000         308,666
  Joyo Bank, Ltd.......................................        19,000          77,057
  Jsr Corp., Tokyo.....................................        75,000         458,740
  Juroku Bank, Ltd.....................................       349,000       1,291,202
  #KDD Corporation.....................................        48,400       2,623,903
  Kagoshima Bank, Ltd..................................       262,000         975,832
  #Kajima Corp.........................................       826,000       2,488,528
  Kamigumi Co., Ltd....................................       357,000       1,690,150
  Kandenko Co., Ltd....................................       266,000       1,664,426
  Kansai Paint Co., Ltd., Osaka........................       108,000         327,164
  Katokichi Co., Ltd...................................        72,000         958,252
  #Kikkoman Corp.......................................       256,000       1,875,186
  Kinden Corp..........................................        67,000         748,634
  Kissei Pharmaceutical Co., Ltd.......................        40,000         844,231
  Koa Fire & Marine Insurance Co., Ltd.................        45,000         145,257
  #Kobe Steel, Ltd.....................................     2,632,000       2,243,800
  Koito Manufacturing Co., Ltd.........................       146,000         696,044
  #Kokusai Securities Co., Ltd.........................       330,000       3,709,154
  Komatsu, Ltd.........................................     1,279,000       7,600,744
  #Komori Corp.........................................        74,000       1,264,774
  Konica Corp..........................................        66,000         257,838
  Koyo Seiko Co........................................       198,000       1,230,740
  Kureha Chemical Industry Co., Ltd....................       263,000         653,037
  Lion Corp............................................       311,000       1,320,501
  Long Term Credit Bank of Japan, Ltd..................       994,000               0
  Makita Corp..........................................       209,000       2,276,477
  Marubeni Corp........................................     1,942,000       4,034,447
  Maruichi Steel Tube, Ltd.............................       117,000       1,614,294
  Matsushita Electric Industrial Co., Ltd..............     1,933,000      35,037,819
  Matsushita Electric Works, Ltd.......................       190,000       1,902,830
  Matsushita Refrigeration Co..........................       222,000         795,613
  Matsuzakaya Co., Ltd.................................        30,000         135,325
  Mazda Motor Corp.....................................       200,000         955,140
  Meiji Seika Kaisha, Ltd. Tokyo.......................       231,000       1,269,525
  Michinoku Bank, Ltd..................................       187,000         855,909
  Mitsubishi Chemical Corp.............................     2,129,000       6,044,089
  *Mitsubishi Electric Corp............................     1,683,000       5,362,977
  Mitsubishi Gas Chemical Co., Inc.....................       548,000       1,542,129

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Mitsubishi Materials Corp............................       975,000  $    1,936,765
  *#Mitsubishi Motors Corp.............................       866,000       4,128,587
  Mitsui Chemicals, Inc................................     1,030,800       5,238,463
  *Mitsui Engineering and Shipbuilding Co., Ltd........       781,000         885,590
  Mitsui Trust & Banking Co., Ltd......................     1,030,000       1,560,089
  Mori Seiki Co., Ltd..................................       121,000       1,432,130
  Musashino Bank, Ltd..................................        26,000       1,073,829
  NHK Spring Co., Ltd..................................       315,000       1,486,095
  NKK Corp.............................................     2,612,000       2,032,180
  NSK, Ltd.............................................       467,000       2,237,982
  NTN Corp.............................................       398,000       1,218,838
  Namihaya Bank, Ltd...................................            27          54,080
  Nanto Bank, Ltd......................................       288,000       1,430,227
  National House Industrial Co., Ltd...................        95,000         770,568
  Nichicon Corp........................................       100,000       1,386,360
  Nichirei Corp........................................       366,000         942,112
  Nifco, Inc...........................................        45,000         383,628
  Nikko Securities Co., Ltd............................     1,910,000       8,346,961
  *Nippon Credit Bank, Ltd.............................     1,683,000               0
  Nippon Flour Mills Co., Ltd..........................        21,000          53,013
  #Nippon Mitsubishi Oil Company.......................     1,598,000       6,441,201
  Nippon Sanso Corp....................................       367,000       1,230,218
  Nippon Sheet Glass Co., Ltd..........................       567,000       1,867,786
  Nippon Shokubai Co., Ltd.............................       163,000         961,918
  #Nishimatsu Construction Co., Ltd....................       359,000       1,978,927
  Nishi-Nippon Bank, Ltd...............................        23,540          90,209
  *Nissan Motor Co., Ltd...............................        38,000         167,323
  Nissei Sangyo Co., Ltd...............................       110,050       1,041,112
  Nisshin Flour Milling Co., Ltd.......................        89,000         685,069
  Nisshin Steel Co., Ltd...............................     1,318,000       1,854,494
  Nisshinbo Industries, Inc............................       305,000       1,211,720
  #Nissho Iwai Corp....................................       544,000         495,282
  #Obayashi Corp.......................................       499,000       2,358,293
  Ogaki Kyoritsu Bank, Ltd.............................        50,000         209,402
  Oita Bank, Ltd.......................................       145,000         684,075
  Oji Paper Co., Ltd...................................       275,000       1,593,279
  Oki Electric Industry Co., Ltd.......................       740,000       2,572,421
  Okumura Corp.........................................       322,000       1,271,263
  Penta-Ocean Construction Co., Ltd....................       438,000         750,422
  Pioneer Electronic...................................       182,000       3,020,278
  #Q.P. Corp...........................................       168,000       1,222,248
  Royal Co., Ltd.......................................        41,000         573,498
  Ryosan Co., Ltd......................................        53,000         943,138
  Ryoyo Electro Corp...................................        26,000         271,147
  Sakura Bank, Ltd.....................................       816,000       2,769,078
  San In Godo Bank, Ltd................................       222,000       1,282,536
  Sanyo Electric.......................................     2,565,000       9,235,018
  #Seino Transportation Co., Ltd.......................       197,000       1,206,588
  Sekisui Chemical Co., Ltd............................       557,000       3,448,402
  Sekisui House, Ltd...................................       938,000      10,185,862
  Sharp Corp. Osaka....................................       460,000       5,109,418
  #Shiga Bank, Ltd.....................................       268,000       1,213,342
  Shimachu Co., Ltd....................................        20,200         458,939
  Shimadzu Corp........................................       181,000         701,109
  #Shimizu Corp........................................       997,000       3,523,580
  Shinwa Bank, Ltd.....................................       157,000         435,317
  Shionogi & Co., Ltd..................................       455,000       3,747,103
  Showa Shell Sekiyu KK................................        75,000         422,736
  Snow Brand Milk Products Co., Ltd....................       419,000       2,059,973
  Stanley Electric Co., Ltd............................       246,000         787,965
                                                               SHARES          VALUE+
                                                         ------------  --------------
  Sumitomo Corp........................................       918,000  $    6,321,601
  Sumitomo Forestry Co., Ltd...........................       136,000       1,063,731
  Sumitomo Metal Industries, Ltd. Osaka................     1,481,000       1,949,006
  Sumitomo Metal Mining Co., Ltd.......................       313,000       1,279,771
  #Sumitomo Realty & Development Co., Ltd..............       488,000       1,817,580
  Sumitomo Trust & Banking Co., Ltd....................        21,000          86,732
  #Sumitomo Warehouse Co., Ltd.........................        67,000         261,190
  #Suruga Bank, Ltd....................................       256,000       1,432,345
  TEC Corp.............................................       345,000       1,379,200
  TOC Co., Ltd.........................................        66,950         590,148
  Taiheiyo Cement Corp.................................       746,000       1,994,355
  #Taisei Corp.........................................     1,325,000       2,993,916
  Takara Standard Co., Ltd.............................       175,000       1,121,089
  #Takashimaya Co., Ltd................................       206,000       1,875,517
  Tanabe Seiyaku Co., Ltd..............................       164,000         973,249
  Teijin, Ltd..........................................       917,000       3,536,848
  Teikoku Oil Co., Ltd.................................       346,000       1,151,233
  Toagosei Co., Ltd....................................       353,000         671,991
  Toda Corp............................................       418,000       2,075,815
  Toho Bank, Ltd.......................................       236,000         802,814
  Tokuyama Corp........................................       248,000         796,424
  *Tokyo Sowa Bank.....................................       199,000         271,768
  Tokyo Steel Manufacturing Co., Ltd...................       202,800         938,298
  Tokyo Style Co., Ltd.................................       133,000       1,464,079
  #Tokyo Tomin Bank, Ltd...............................        30,900         705,876
  Tostem Corp..........................................       188,000       3,617,778
  Toto, Ltd............................................       247,000       1,903,302
  Toyo Seikan Kaisha, Ltd..............................       287,600       5,463,018
  Toyo Suisan Kaisha, Ltd..............................       116,000       1,015,792
  #Toyo Trust & Banking Co., Ltd.......................       715,000       2,071,263
  Toyobo Co., Ltd......................................       468,000         708,856
  Toyota Auto Body Co., Ltd............................        86,000         615,709
  Toyota Tsusho Corp...................................       314,000         938,205
  #Victor Co. of Japan, Ltd............................       246,000       1,714,385
  Wacoal Corp..........................................       149,000       1,605,678
  Yakult Honsha Co., Ltd...............................       228,000       2,102,234
  Yamagata Bank, Ltd...................................       153,700         686,956
  Yamaguchi Bank.......................................       133,000       1,229,606
  Yamatake-Honeywell Co., Ltd..........................        87,000         817,290
  *#Yasuda Trust & Banking Co., Ltd....................     1,434,000       1,732,859
  Yodogawa Steel Works, Ltd............................       296,000       1,242,112
  Yokogawa Electric Corp...............................       337,000       1,667,985
  Yokohama Rubber Co., Ltd.............................       404,000       1,070,021
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $547,656,066)..................................                   419,451,409
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Japanese Yen
    (Cost $6,391)......................................                         6,454
                                                                       --------------
TOTAL -- JAPAN
  (Cost $547,662,457)..................................                   419,457,863
                                                                       --------------
UNITED KINGDOM -- (20.4%)
COMMON STOCKS -- (20.3%)
  ASDA Group P.L.C.....................................     2,034,400       5,770,099
  Aggregate Industries P.L.C...........................     1,285,488       1,617,005
  Aggreko P.L.C........................................        32,000         112,040
  Allied Domecq P.L.C..................................       146,994       1,409,735
  Anglian Water P.L.C..................................       151,281       1,675,082

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Antofagasta Holdings P.L.C...........................        38,000  $      165,016
  Arcadia Group P.L.C..................................       110,588         427,956
  Arjo Wiggins Appleton P.L.C..........................       708,700       2,021,418
  *Associated British Foods P.L.C......................       668,096       5,082,501
  Associated British Ports Holdings P.L.C..............       375,400       1,660,263
  BAA P.L.C............................................     1,055,024      11,335,346
  BG P.L.C.............................................     2,574,617      14,161,095
  BOC Group P.L.C......................................       139,300       2,383,944
  BPB P.L.C............................................       408,500       1,931,024
  Barclays P.L.C.......................................       608,800      18,467,109
  Barratt Developments P.L.C...........................       226,000       1,164,295
  Bass P.L.C...........................................       672,200       9,920,459
  Beazer Group P.L.C...................................       239,257         741,855
  Berkeley Group P.L.C.................................       108,652       1,192,620
  Blue Circle Industries P.L.C.........................       326,000       2,020,327
  Britannic P.L.C......................................       119,300       1,886,823
  British Airways P.L.C................................       799,331       5,738,235
  British Land Co. P.L.C...............................       471,081       4,151,757
  British Steel P.L.C..................................     1,706,900       3,624,079
  British Telecommunications P.L.C.....................       250,000       4,170,272
  British Vita P.L.C...................................       216,100         857,045
  Brixton Estate P.L.C.................................       235,685         898,840
  Burford Holdings P.L.C...............................       337,000         585,913
  CGU P.L.C............................................     1,226,541      17,924,645
  Capital Shopping Centres P.L.C.......................       388,375       2,405,329
  Caradon P.L.C........................................       214,000         502,372
  *Centrica P.L.C......................................       810,000       1,641,909
  Chelsfield P.L.C.....................................       236,036       1,180,067
  Cookson Group P.L.C..................................       583,000       1,690,911
  Diageo P.L.C.........................................           807           8,489
  Elementis P.L.C......................................       621,791         996,364
  Enterprise Oil P.L.C.................................       354,000       2,243,486
  Glynwed International P.L.C..........................       140,000         436,336
  Grantchester Holdings P.L.C..........................        12,930          33,565
  Great Portland Estates P.L.C.........................       197,275         722,324
  Great Universal Stores P.L.C.........................       814,600       8,693,452
  Greenalls Group P.L.C................................       255,461       1,387,708
  Hammerson P.L.C......................................       243,200       1,779,008
  Hanson P.L.C.........................................       400,000       3,624,651
  Hilton Group P.L.C...................................     1,251,117       5,483,135
  Hyder P.L.C..........................................        86,519       1,041,871
  Imperial Chemical Industries P.L.C...................       477,000       5,258,725
  Inchcape P.L.C.......................................       508,000       1,180,335
  Invensys P.L.C.......................................       373,612       1,703,243
  Johnson Matthey P.L.C................................       178,000       1,554,498
  Lasmo P.L.C..........................................       815,235       1,724,370
  Lex Service P.L.C....................................       121,933       1,097,096
  Lonmin P.L.C.........................................       229,794       1,844,803
  Mersey Docks & Harbour Co. P.L.C.....................        53,050         437,790
  Meyer International P.L.C............................       102,281         756,380
  Millennium and Copthorne Hotels P.L.C................       122,000       1,118,226
  Mirror Group P.L.C...................................       403,000       1,488,503
  National Westminster Bank P.L.C......................     1,135,608      26,058,242
  Norwich Union P.L.C..................................       731,000       5,183,276
  Peel Holdings P.L.C..................................        45,400         465,596
  Pilkington P.L.C.....................................       995,666       1,164,690
  Pillar Property Investments P.L.C....................        25,000         132,599
  Powergen P.L.C.......................................       443,177       4,821,927
  RMC Group P.L.C......................................       223,000       2,976,621
                                                               SHARES          VALUE+
                                                         ------------  --------------
  Rank Group P.L.C.....................................       793,530  $    2,841,938
  Rexam P.L.C..........................................       337,343       1,329,782
  Rio Tinto P.L.C......................................       585,818       8,589,294
  Rolls-Royce P.L.C....................................       327,235       1,376,457
  *Royal & Sun Alliance Insurance Group P.L.C..........     1,402,039      11,469,104
  Rugby Group P.L.C....................................       549,000         994,087
  Safeway P.L.C........................................       954,040       3,948,031
  Sainsbury (J.) P.L.C.................................     1,343,942       8,172,707
  Scottish & Newcastle P.L.C...........................       235,300       2,731,706
  Severn Trent P.L.C...................................       210,597       3,075,973
  Shell Transport & Trading Co., P.L.C.................     2,222,545      16,088,752
  Signet Group P.L.C...................................       803,000         656,235
  Slough Estates P.L.C.................................       376,100       2,220,826
  Smith (David S.) Holdings P.L.C......................       298,000         625,549
  Somerfield P.L.C.....................................       165,142         750,212
  South West Water P.L.C...............................        43,473         704,278
  Standard Chartered P.L.C.............................        70,124       1,061,310
  Storehouse P.L.C.....................................       431,958         816,765
  Tarmac P.L.C.........................................       948,643       1,808,937
  Tate & Lyle P.L.C....................................       353,500       2,322,453
  Taylor Woodrow P.L.C.................................       388,747       1,115,048
  Tesco P.L.C..........................................     4,364,755      12,711,826
  Thames Water P.L.C...................................       160,298       2,542,945
  Thistle Hotels P.L.C.................................       405,707       1,170,196
  Trinity P.L.C........................................        76,800         706,394
  Unigate P.L.C........................................       229,400       1,562,270
  *Unilever P.L.C......................................     1,300,000      11,436,400
  United Assurance Group P.L.C.........................       331,000       2,174,631
  United Biscuits Holdings P.L.C.......................       467,329       1,484,600
  United Utilities P.L.C...............................       265,595       3,206,836
  Vickers P.L.C........................................       194,300         496,600
  Whitbread P.L.C......................................       483,242       8,603,049
  Wilson Bowden P.L.C..................................        96,900       1,125,733
  Wimpey (George) P.L.C................................       348,650         888,302
  Wolseley P.L.C.......................................       100,000         780,774
  Yorkshire Water P.L.C................................       161,510       1,136,155
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $251,715,750)..................................                   338,660,850
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.1%)
  *British Pound Sterling
    (Cost $2,630,988)..................................                     2,643,124
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
  *Millenium and Copthorne Hotel P.L.C. Rights 06/06/99
    (Cost $0)..........................................        79,300         124,530
                                                                       --------------
TOTAL -- UNITED KINGDOM
  (Cost $254,346,738)..................................                   341,428,504
                                                                       --------------
GERMANY -- (9.3%)
COMMON STOCKS -- (9.3%)
  AGIV AG fuer Industrie & Verkehrswesen...............        57,800       1,226,855
  Ava Allgemeine Handelsgesellschaft der Verbraucher
    AG, Bielefeld......................................         3,700       1,296,033
  #BASF AG.............................................       640,050      24,460,808
  BHF Bank AG..........................................       116,900       3,801,407
  *#BHW Holding AG, Berlin.............................       167,300       2,538,241
  Bankgesellschaft Berlin AG...........................       233,550       3,418,829
  #Bayer AG............................................       168,100       6,433,071

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Bayerische Vereinsbank AG............................       311,250  $   16,630,288
  Berliner Kraft & Licht Bewag AG......................       177,600       3,025,057
  Bilfinger & Berger Bau AG, Mannheim..................        46,500       1,149,883
  #Commerzbank AG......................................       408,050      11,391,847
  DBV-Winterthur Holding AG, Wiesbaden.................         4,400       1,587,235
  Deutsche Bank AG.....................................       340,805      17,771,122
  #Deutsche Lufthansa AG...............................       305,250       6,558,991
  Deutsche Pfandbrief und Hypothekenbank AG, Depfa.....        46,400       4,002,593
  Deutsche Telekom AG..................................       170,000       6,807,963
  #Dresdner Bank AG, Frankfurt.........................       315,000      11,330,224
  Dyckerhoff AG........................................         2,275         623,236
  FPB Holding AG.......................................         5,789         998,751
  Fresenius Medical Care AG............................        16,900         848,198
  GEA AG...............................................        11,800         296,117
  Heidelberger Zement AG, Heidelberg...................        24,700       1,942,157
  Hochtief AG..........................................        91,150       4,002,907
  Holzmann (Philipp) AG................................         1,860         287,446
  #Karstadt AG.........................................         8,350       3,474,874
  Linde AG.............................................         5,700       3,254,146
  MAN AG...............................................       140,000       4,098,789
  Merck KGAA...........................................        58,000       1,998,264
  PWA Papierwerke Waldhof-Aschaffenburg AG.............         3,550         649,585
  Siemens AG...........................................        87,800       5,912,211
  *Thyssen Krupp AG....................................       108,750       2,126,378
  Vereins & Westbank AG................................        73,187       2,020,261
                                                                       --------------
TOTAL -- GERMANY
  (Cost $129,315,369)..................................                   155,963,767
                                                                       --------------
FRANCE -- (9.2%)
COMMON STOCKS -- (9.2%)
  AGF (Assurances Generales de France SA)..............        62,514       3,107,463
  Banque Nationale de Paris............................       193,531      16,350,514
  Banque Paribas.......................................        90,572       9,849,106
  Bongrain SA..........................................         1,653         604,937
  *Christian Dior SA...................................        31,100       4,419,258
  #Colas SA............................................         5,070         959,524
  Credit Commercial de France..........................        50,191       5,536,660
  ECIA (Equipements et Composants pour l'Industrie
    Automobile)........................................         3,000         351,325
  Elf Aquitaine........................................       140,000      20,318,284
  *Eridania Beghin-Say SA..............................        18,900       2,752,849
  Esso SA..............................................         8,476         744,457
  #Euro Disney SCA.....................................       551,700         859,525
  Fonciere Lyonnaise SA................................         1,668         221,498
  Fromageries Bel la Vache qui Rit.....................           275         197,829
  *#GTM Entrepose......................................        21,077       2,115,678
  Generale des Establissements Michelin SA Series B....        35,400       1,564,976
  Groupe Danone........................................        42,500      11,731,738
  *Hachette Filipacchi Medias..........................         1,300         340,503
  *Imetal..............................................        11,000       1,403,208
  *LaFarge SA..........................................        74,595       6,738,961
  Labinal SA...........................................         3,200         719,379
  Lyonnais des Eaux SA.................................        40,000       6,645,894
  *Pechiney SA Series A................................        55,475       2,155,473
  Pernod-Ricard........................................        38,900       2,603,149
                                                               SHARES          VALUE+
                                                         ------------  --------------
  Peugeot SA...........................................        37,150  $    5,515,904
  #Rallye SA...........................................        17,220       1,001,100
  Remy Cointreau SA....................................        27,400         458,395
  Rhone-Poulenc SA Series A............................       176,126       8,379,235
  SEB SA...............................................         9,000         722,255
  *#Saint-Gobain.......................................        65,436      10,297,286
  Silic (Societe Immobiliere de Location pour
    l'Industrie et le Commerce)........................           200          30,051
  #Societe Generale Paris..............................        70,432      12,828,849
  *#Sommer-Allibert SA.................................        14,800         417,826
  Sophia SA............................................         7,700         316,412
  *Thomson-CSF.........................................        87,203       2,813,824
  *Total SA............................................        40,000       4,872,540
  Union Assurances Federales SA........................         7,500         901,838
  Usinor...............................................       167,800       2,291,420
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $102,146,678)..................................                   153,139,123
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
  *AGF (Assurances Generales de France SA) Warrants
    06/15/00...........................................        41,214         374,916
  *Fonciere Lyonnaise SA Warrants 07/30/02.............           868             572
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $180,303)......................................                       375,488
                                                                       --------------
TOTAL -- FRANCE
  (Cost $102,326,981)..................................                   153,514,611
                                                                       --------------
SWITZERLAND -- (7.5%)
COMMON STOCKS -- (7.5%)
  #Ascom Holding AG, Bern..............................         1,410       2,699,632
  Baloise-Holding, Basel...............................        26,676      19,155,214
  Banca del Gotthard...................................         5,470       4,925,955
  Banque Cantonale Vaudois.............................         5,795       1,711,650
  Bobst SA, Prilly.....................................         2,553       3,150,342
  Ciba Spezialitaetenchemie Holding AG.................         2,100         156,101
  Financiere Richemont AG..............................         8,973      14,512,003
  Fischer (Georg) AG, Schaffhausen (Namen).............        12,987       4,245,093
  Forbo Holding AG, Eglisau............................         6,381       2,617,687
  Helvetia Patria Holding, St. Gallen..................         4,830       3,756,769
  Holderbank Financiere Glarus AG, Glarus..............           900       1,072,772
  Intershop Holding AG, Zuerich........................         5,400       3,189,960
  Jelmoli Holding AG, Zuerich..........................           500         466,023
  #Oerlikon-Buehrle Holding AG, Zuerich................        44,781       6,459,095
  Pargesa Holding SA, Geneve...........................         1,935       2,668,431
  Roche Holding AG, Basel..............................           892      15,486,009
  Sairgroup, Zuerich...................................        37,480       8,462,662
  Schindler Holding AG, Hergiswil......................         3,469       5,680,988
  Schweizerische National Versicherungs Gesellschaft,
    Basel..............................................         1,606       3,109,686
  Sig Schweizerische Industrie-Gesellschaft Holding AG,
    Neuhausen AM Rheinfall.............................         8,066       5,013,687
  Sika Finanz AG, Baar.................................         1,280         381,010
  Sulzer AG, Winterthur................................         8,280       4,853,229

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  United Bank of Switzerland...........................        37,000  $   10,734,281
  Von Roll Holding AG, Gerlafingen.....................        15,045         306,128
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $102,454,974)..................................                   124,814,407
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swiss Francs
    (Cost $62,400).....................................                        62,382
                                                                       --------------
TOTAL -- SWITZERLAND
  (Cost $102,517,374)..................................                   124,876,789
                                                                       --------------
NETHERLANDS -- (6.5%)
COMMON STOCKS -- (6.5%)
  ABN Amro Holding NV..................................     1,304,435      28,983,504
  Asr Verzekeringsgroep NV.............................        40,528       2,798,965
  Buhrmann NV..........................................        80,524       1,347,146
  DSM NV...............................................        40,983       3,826,703
  #Fortis (NL).........................................       547,320      17,826,615
  Ing Groep NV.........................................       732,972      39,278,127
  KLM (Koninklijke Luchtvaart Mij NV)..................        79,274       2,304,332
  Koninklijke Hoogovens NV.............................        34,857       1,352,177
  Koninklijke Philips Electronics......................       110,000       9,460,152
  Pakhoed NV...........................................        38,986         900,887
  Stork NV.............................................        27,615         584,709
  Vendex NV (non-food).................................         9,646         282,407
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $59,000,403)...................................                   108,945,724
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
  *Asr Verzekerings Groep NV Rights 06/02/99...........        40,528               0
  *Fortis (NL) Rights 06/17/99.........................       547,320               0
  *Ing Groep NV Rights 06/07/99........................       732,972               0
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                             0
                                                                       --------------
TOTAL -- NETHERLANDS
  (Cost $59,000,403)...................................                   108,945,724
                                                                       --------------
ITALY -- (5.1%)
COMMON STOCKS -- (5.1%)
  Banca Commerciale Italiana SpA.......................     3,565,000      25,683,149
  #Banca di Roma.......................................     7,168,500      10,493,632
  *#Banca Toscana......................................       607,000       2,665,677
  #CIR SpA (Cie Industriale Riunite), Torino...........       885,000       1,175,213
  *#Cartiere Burgo SpA.................................       235,000       1,511,167
  #Cia Assicuratrice Unipol SpA........................       116,134         506,367
  #Fiat SpA............................................     3,997,899      12,916,945
  *Finmeccanica SpA....................................     2,000,000       1,838,181
  #Ifil Finanziaria Partecipazioni SpA, Torino.........     1,020,375       3,478,139
  *Ing C.Olivetti & C SpA, Ivrea.......................     1,200,000       3,751,647
  #Italcementi Fabbriche Riunite Cemento SpA,
    Bergamo............................................       364,000       4,148,560
  Italmobiliare SpA, Milano............................        14,330         382,081
  #Magneti Marelli SpA.................................       700,000         933,206
  #Montedison SpA......................................     5,455,000       4,853,934
  San Paolo-Imi SpA....................................       657,000       8,896,202
                                                               SHARES          VALUE+
                                                         ------------  --------------
  Sirti SpA............................................        25,000  $      124,689
  #Toro Assicurazioni Cia Anonima d'Assicurazione di
    Torino SpA.........................................       168,350       2,270,766
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $49,565,807)...................................                    85,629,555
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
  *Finmeccanica SpA Warrants 06/30/00
    (Cost $0)..........................................     2,406,375         130,839
                                                                       --------------
TOTAL -- ITALY
  (Cost $49,565,807)...................................                    85,760,394
                                                                       --------------
SPAIN -- (3.3%)
COMMON STOCKS -- (3.3%)
  *Acerinox SA.........................................       154,740       4,449,434
  Aumar (Autopistas del Mare Nostrum SA)...............       176,800       3,972,722
  #Autopistas Concesionaria Espanola SA................       432,180       5,526,633
  *Azucarera Ebro Agricolas SA.........................       111,600       1,748,016
  *Banco Pastor SA, La Coruna..........................        39,600       2,061,611
  Cementos Portland SA.................................        26,000         948,786
  Compania Espanola de Petroleos SA, Madrid............       149,794       4,722,275
  *#Corporacion Mapfre Compania Internacional de
    Reaseguros SA, Majadah Onda........................        36,300         754,178
  *Cristaleria Espanol SA Em 98........................         5,792         297,116
  Cristaleria Espanola SA, Madrid......................        34,752       1,820,485
  FESCA (Fuerzas Electricas de Cataluna SA) Series A...       180,000       1,644,953
  #Grupo Dragados......................................       152,189       5,275,168
  #Hidroelectrica del Cantabrico SA, Oviedo............        99,900       4,324,494
  Iberdrola SA.........................................       535,000       7,686,171
  *Metrovacesa SA......................................        89,964       2,029,030
  Portland Valderrivas SA..............................         2,784          89,658
  Sevillana de Electricidad SA.........................       210,000       2,437,316
  Union Electrica Fenosa SA............................       230,000       3,010,937
  Uralita SA...........................................        24,500         226,202
  *Vallehermoso SA.....................................       240,000       2,351,367
                                                                       --------------
TOTAL -- SPAIN
  (Cost $46,396,415)...................................                    55,376,552
                                                                       --------------
HONG KONG -- (2.4%)
COMMON STOCKS -- (2.4%)
  Amoy Properties, Ltd.................................     4,570,500       3,772,163
  HKR International, Ltd...............................     1,077,384         729,418
  Hang Lung Development Co., Ltd.......................     2,126,000       2,467,474
  Hysan Development Co., Ltd...........................     1,683,823       2,486,272
  Kerry Properties, Ltd................................     1,261,000       1,300,924
  New World Development Co., Ltd.......................     1,932,105       4,721,573
  Shangri-la Asia, Ltd.................................     2,982,000       3,191,777
  *Sino Hotels (Holdings), Ltd.........................       391,653          50,001
  Sino Land Co., Ltd...................................     4,915,200       2,646,333
  Swire Pacific, Ltd. Series A.........................     1,062,000       5,067,258
  Tsim Sha Tsui Properties, Ltd........................     1,174,000         764,550

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Wharf Holdings, Ltd..................................     3,672,000  $    9,352,259
  Wheelock and Co., Ltd................................     3,243,000       3,680,242
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $53,398,479)...................................                    40,230,244
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Hong Kong Dollars
    (Cost $39,272).....................................                        39,272
                                                                       --------------
TOTAL -- HONG KONG
  (Cost $53,437,751)...................................                    40,269,516
                                                                       --------------
AUSTRALIA -- (2.4%)
COMMON STOCKS -- (2.4%)
  Amcor, Ltd...........................................       505,844       2,695,480
  #Boral, Ltd..........................................     1,009,742       1,650,488
  CSR, Ltd.............................................       842,897       2,267,808
  George Weston Foods, Ltd.............................        65,489         295,447
  Goodman Fielder, Ltd.................................       152,399         149,463
  MIM Holdings.........................................     1,394,796         756,921
  News Corp., Ltd......................................     1,167,569       9,664,472
  North, Ltd...........................................       420,283         763,921
  Pacific Dunlop, Ltd..................................       756,467       1,351,735
  Pasminco, Ltd........................................       134,947         132,348
  Pioneer International, Ltd...........................       658,231       1,532,111
  Quantas Airways, Ltd.................................       906,085       2,665,897
  Rio Tinto, Ltd.......................................       492,912       6,928,987
  Santos, Ltd..........................................        72,627         225,555
  #St. George Bank, Ltd................................        55,421         386,163
  Stockland Trust Group................................       157,092         353,325
  *Stockland Trust Group Issue 99......................         5,334          12,102
  #Suncorp-Metway Limited..............................        52,500         304,813
  WMC, Ltd.............................................       844,189       3,135,089
  Westpac Banking Corp.................................       700,000       4,801,041
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $37,814,352)...................................                    40,073,166
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Australian Dollar
    (Cost $27,951).....................................                        28,682
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
  Village Roadshow, Ltd. 2.2% Class A
    (Cost $6,026)......................................         1,867           2,808
                                                                       --------------
TOTAL -- AUSTRALIA
  (Cost $37,848,329)...................................                    40,104,656
                                                                       --------------
SWEDEN -- (2.3%)
COMMON STOCKS -- (2.3%)
  *#Assidomaen AB......................................       164,500       3,309,828
  *#Boliden, Ltd.......................................        57,213         128,796
  Fastighets AB Balder.................................         8,000          83,981
  Gambro AB Series A...................................        42,500         426,322
  *Gambro AB Series B..................................        15,900         160,422
  Kinnevik Industrifoervaltnings AB Series A...........         3,200          63,453
  *#Kinnevik Industrifoervaltnings AB Series B.........        36,000         751,633
  Mo Och Domsjoe AB Series A...........................         6,300         161,664
  Mo Och Domsjoe AB Series B...........................       118,300       2,814,916
  NCC AB Series A......................................        45,400         460,708
  #NCC AB Series B.....................................        95,000         991,738
  SSAB Swedish Steel Series A..........................       129,900       1,469,709
                                                               SHARES          VALUE+
                                                         ------------  --------------
  SSAB Swedish Steel Series B..........................        48,000  $      537,481
  Skandinaviska Enskilda Banken Series A...............       100,000       1,213,064
  #Svedala Industri....................................        28,700         466,989
  Svenska Cellulosa AB Series A........................        57,000       1,343,002
  Svenska Cellulosa AB Series B........................       217,600       5,076,207
  Svenska Handelsbanken Series A.......................        80,000       2,897,357
  Svenska Kullagerfabriken AB Series A.................        68,400       1,029,192
  #Svenska Kullagerfabriken AB Series B................        89,700       1,407,230
  Sydkraft AB Series C.................................         6,600         117,399
  #Trelleborg AB Series B..............................       146,400       1,306,330
  Volvo AB Series A....................................       192,600       4,863,676
  Volvo AB Series B....................................       305,100       7,757,989
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $38,625,606)...................................                    38,839,086
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swedish Krona
    (Cost $52,294).....................................                        52,439
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
  *Kinnevik Industrifoervaltnings AB Series A Rights
    06/17/99...........................................         3,200           2,075
  *Kinnevik Industrifoervaltnings AB Series B Rights
    06/17/99...........................................        36,000          25,195
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                        27,270
                                                                       --------------
TOTAL -- SWEDEN
  (Cost $38,677,900)...................................                    38,918,795
                                                                       --------------
BELGIUM -- (1.3%)
COMMON STOCKS -- (1.3%)
  *Banque Bruxelles Lambert VVPR.......................           128               3
  Bekaert SA...........................................         3,400       1,422,029
  Cimenteries CBR Cementsedrijoen......................         2,900         264,717
  #Credit Communal Holding Dexia Belgium...............         5,400         836,216
  Electrafina SA.......................................         8,000         903,407
  *Fortis AG...........................................        32,270         182,543
  Fortis AG Class B....................................        90,000       2,893,724
  *Fortis AG Strips....................................       290,430           3,037
  *Generale de Banque SA VVPR..........................           630              16
  *#Glaverbel SA.......................................        14,812       1,445,764
  *Glaverbel SA VVPR...................................            22               1
  #Groupe Bruxelles Lambert SA, Bruxelles..............         6,300       1,100,086
  #Nationale a Portefeuille............................         4,700         380,863
  Sofina SA............................................        10,500         395,240
  Solvay SA............................................       101,490       6,786,304
  Suez Lyonnaise des Eaux..............................        19,080       3,152,136
  *Suez Lyonnaise des Eaux SA VVPR.....................        19,080             200
  *Suez Lyonnaise ds Eaux CVG..........................        19,080         182,744
  *Tessenderlo Chemie..................................         3,700         155,640
  Union Miniere SA.....................................        40,200       1,477,478
                                                                       --------------
TOTAL -- BELGIUM
  (Cost $19,144,906)...................................                    21,582,148
                                                                       --------------
FINLAND -- (1.1%)
COMMON STOCKS -- (1.1%)
  #Asko Oyj............................................        48,100         849,965

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Kemira Oyj...........................................       229,200  $    1,411,560
  #Kesko Oyj...........................................       104,300       1,385,025
  Metra Oyj Series B...................................        43,200         964,387
  #Metsa-Serla Oyj Series B............................       249,500       1,917,465
  Outokumpu Oyj Series A...............................       221,600       2,289,266
  Rauma Oyj............................................        25,900         287,062
  Rautaruukki Oy Series K..............................       237,100       1,462,693
  Stora Enso AB Series A...............................       172,971       1,763,386
  Stora Enso AB Series B...............................       436,189       4,460,495
  #Upm-Kymmene Oyj.....................................        48,900       1,436,761
  Valmet Corp. - (FIM).................................        84,500         865,869
                                                                       --------------
TOTAL -- FINLAND
  (Cost $21,503,897)...................................                    19,093,934
                                                                       --------------
DENMARK -- (1.1%)
COMMON STOCKS -- (1.1%)
  Den Danske Bank A.S..................................        44,140       4,745,889
  Forsikringsselskabet Codan A.S.......................         7,662         789,305
  Jyske Bank A.S.......................................         9,990         799,963
  Kapital Holdings A.S.................................        32,497       1,216,513
  Tele Danmark A.S. Series B...........................        50,000       5,122,634
  Tryg Baltica Forsikring A.S..........................        56,055       1,443,635
  Unidanmark A.S. Series A.............................        51,864       3,649,454
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $15,654,407)...................................                    17,767,393
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Danish Krone
    (Cost $28,882).....................................                        28,036
                                                                       --------------
TOTAL -- DENMARK
  (Cost $15,683,289)...................................                    17,795,429
                                                                       --------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
  Fraser & Neave, Ltd..................................       769,000       3,031,895
  Industrial & Commercial Bank, Ltd....................        13,000          29,697
  Keppel Corp., Ltd....................................     1,379,000       3,933,764
  Keppel Land, Ltd.....................................       600,000       1,019,290
  Singapore Airlines, Ltd. (Foreign)...................        40,000         357,157
  Singapore Land, Ltd..................................     1,048,000       2,880,173
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $13,954,087)...................................                    11,251,976
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Singapore Dollars
    (Cost $62).........................................                            62
                                                                       --------------
TOTAL -- SINGAPORE
  (Cost $13,954,149)...................................                    11,252,038
                                                                       --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
  #Bergesen Dy ASA Series A............................       105,892       1,584,277
  Den Norske Bank ASA Series A.........................       589,194       2,039,421
  #Kvaerner ASA........................................        59,851         990,303
  #Norsk Hydro ASA.....................................        31,700       1,247,978
  #Norske Skogindustrier ASA Series A..................        52,781       1,840,332
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $10,772,769)...................................                     7,702,311
                                                                       --------------
                                                               SHARES          VALUE+
                                                         ------------  --------------
RIGHTS/WARRANTS -- (0.0%)
  *Kvaerner ASA Rights 06/09/99
    (Cost $0)..........................................        59,851  $       28,836
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Norwegian Krone
    (Cost $5)..........................................                             5
                                                                       --------------
TOTAL -- NORWAY
  (Cost $10,772,774)...................................                     7,731,152
                                                                       --------------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Berjaya Group Berhad.................................       750,000         173,684
  *Berjaya Industrial Berhad...........................       691,000          66,918
  Berjaya Land Berhad..................................       235,000          83,116
  Genting Berhad.......................................       750,000       2,131,579
  Golden Hope Plantations Berhad.......................     1,340,000         947,874
  Hap Seng Consolidated Berhad.........................        70,000          33,453
  Highlands and Lowlands Berhad........................       607,000         368,034
  Hong Leong Credit Berhad.............................       309,000         310,951
  IOI Corp. Berhad.....................................       436,000         237,735
  Kuala Lumpur Kepong Berhad...........................       677,000         791,021
  Sime Darby Berhad (Malaysia).........................       621,000         651,069
                                                                       --------------
TOTAL -- MALAYSIA
  (Cost $12,228,624)...................................                     5,795,434
                                                                       --------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
  Banco Espirito Santo e Comercial de Lisboa...........        41,192       1,012,163
  Cimpor Cimentos de Portugal SA.......................        26,885         717,960
  Portugal Telecom SA..................................        63,528       2,882,866
                                                                       --------------
TOTAL -- PORTUGAL
  (Cost $4,634,237)....................................                     4,612,989
                                                                       --------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Carter Holt Harvey, Ltd..............................     1,370,700       1,572,659
  Lion Nathan, Ltd.....................................       432,600       1,039,065
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,915,295)....................................                     2,611,724
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *New Zealand Dollar
    (Cost $179)........................................                           186
                                                                       --------------
TOTAL -- NEW ZEALAND
  (Cost $2,915,474)....................................                     2,611,910
                                                                       --------------
IRELAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Greencore Group P.L.C................................        52,764         193,097
  Independent Newspapers P.L.C.........................       112,098         580,193
  Irish Permanent P.L.C................................        37,534         480,762
  Jefferson Smurfit Group P.L.C........................       475,872       1,243,941
                                                                       --------------
TOTAL -- IRELAND
  (Cost $1,997,369)....................................                     2,497,993
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
AUSTRIA -- (0.1%)
COMMON STOCKS -- (0.1%)
  #Bank Austria AG.....................................        24,052  $    1,234,816
  Voest-Alpine Stahl AG................................         9,900         277,317
                                                                       --------------
TOTAL -- AUSTRIA
  (Cost $1,416,673)....................................                     1,512,133
                                                                       --------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
  *Euro Currency (Cost $1,222,382).....................                     1,222,134
                                                                       --------------

                                                             FACE
                                                            AMOUNT             VALUE+
                                                         ------------  --------------
TEMPORARY CASH
  INVESTMENTS -- (0.6%)
  Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
    06/01/99 (Collateralized by U.S. Treasury Notes
    6.75%, 04/30/00, valued at $10,710,000) to be
    repurchased at $10,554,392.
    (Cost $10,549,000).................................  $     10,549  $   10,549,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,537,118,298)++..............................                $1,670,873,465
                                                                       ==============
--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1999
                                  (UNAUDITED)
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value...................................................................  $   1,670,873
Collateral for Securities Loaned.......................................................        227,054
Receivables
  Dividends and Interest and Tax Reclaims..............................................         12,282
  Investment Securities Sold...........................................................         22,817
  Fund Shares Sold.....................................................................          1,314
Prepaid Expenses and Other Assets......................................................             26
                                                                                         -------------
    Total Assets.......................................................................      1,934,366
                                                                                         -------------

LIABILITIES:
Payable for Securities Loaned..........................................................        227,054
Payable for Fund Shares Redeemed.......................................................          1,006
Accrued Expenses and Other Liabilities.................................................            495
                                                                                         -------------
    Total Liabilities..................................................................        228,555
                                                                                         -------------

NET ASSETS.............................................................................  $   1,705,811
                                                                                         =============

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000).............................................................    138,093,497
                                                                                         =============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE...............................  $       12.35
                                                                                         =============

Investments at Cost....................................................................  $   1,537,118
                                                                                         =============
COMPONENTS OF NET ASSETS:
Paid-In Capital........................................................................      1,494,885
Accumulated Net Investment Income......................................................         11,491
Undistributed Net Realized Gain........................................................         66,312
Undistributed Net Realized Foreign Exchange Loss.......................................           (429)
Unrealized Appreciation of Investment Securities and Foreign Currency..................        133,755
Unrealized Net Foreign Exchange Loss...................................................           (203)
                                                                                         -------------
   Total Net Assets....................................................................  $   1,705,811
                                                                                         =============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999

                                  (UNAUDITED)

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $2,623)................................  $  24,515
    Interest...........................................................................        355
    Income from Securities Lending.....................................................        700
                                                                                         ---------
        Total Investment Income........................................................     25,570
                                                                                         ---------

EXPENSES
    Investment Advisory Services.......................................................      1,726
    Accounting & Transfer Agent Fees...................................................        417
    Custodian's Fee....................................................................        232
    Legal Fees.........................................................................         19
    Audit Fees.........................................................................         17
    Shareholders' Reports..............................................................         16
    Trustees' Fees and Expenses........................................................          4
    Other..............................................................................         57
                                                                                         ---------
        Total Expenses.................................................................      2,488
                                                                                         ---------
    NET INVESTMENT INCOME..............................................................     23,082
                                                                                         ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY

Net Realized Gain on Investment Securities.............................................     57,159

Net Realized Loss on Foreign Currency Transactions.....................................       (429)

Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................................    (11,745)
    Translation of Foreign Currency Denominated Amounts................................       (343)
                                                                                         ---------

    NET GAIN ON INVESTMENT SECURITIES AND FOREIGN CURRENCY.............................     44,642
                                                                                         ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................................  $  67,724
                                                                                         =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                           SIX MONTHS        YEAR
                                                                                              ENDED          ENDED
                                                                                            MAY 31,        NOV. 30,
                                                                                              1999           1998
                                                                                          -------------  -------------
                                                                                          (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...............................................................  $      23,082  $      32,873
    Net Realized Gain on Investment Securities..........................................         57,159         11,162
    Net Realized Gain (Loss) on Foreign Currency Transactions...........................           (429)           895
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency........................................        (11,745)       151,571
      Translation of Foreign Currency Denominated Amounts...............................           (343)           158
                                                                                          -------------  -------------
        Net Increase in Net Assets Resulting from Operations............................         67,724        196,659
                                                                                          -------------  -------------

Distributions From:
    Net Investment Income...............................................................         (6,867)       (39,352)
    Net Realized Gains..................................................................         (3,807)        (4,181)
                                                                                          -------------  -------------
        Total Distributions.............................................................        (10,674)       (43,533)
                                                                                          -------------  -------------
Capital Share Transactions (1):
    Shares Issued.......................................................................         74,411        161,527
    Shares Issued in Lieu of Cash Distributions.........................................         10,674         43,533
    Shares Redeemed.....................................................................       (156,573)      (220,023)
                                                                                          -------------  -------------
        Net Decrease From Capital Share Transactions....................................        (71,488)       (14,963)
                                                                                          -------------  -------------
        Total Increase (Decrease).......................................................        (14,438)       138,163
NET ASSETS
    Beginning of Period.................................................................      1,720,249      1,582,086
                                                                                          -------------  -------------
    End of Period.......................................................................  $   1,705,811  $   1,720,249
                                                                                          =============  =============

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued.......................................................................          6,110         13,637
    Shares Issued in Lieu of Cash Distributions.........................................            902          3,743
    Shares Redeemed.....................................................................        (12,834)       (18,668)
                                                                                          -------------  -------------
                                                                                                 (5,822)        (1,288)
                                                                                          =============  =============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                       THE DFA INTERNATIONAL VALUE SERIES

                              FINANCIAL HIGHLIGHTS

                 (FOR A SHARE OUTSTANDING THROUGH EACH PERIOD)

                                  SIX MONTHS         YEAR           YEAR           YEAR           YEAR         FEB. 16
                                     ENDED           ENDED          ENDED          ENDED          ENDED           TO
                                   MAY 31,         NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                     1999            1998           1997           1996           1995           1994
                                  ------------    ------------   ------------   ------------   ------------   ------------
                                  (UNAUDITED)
Net Asset Value, Beginning of
  Period........................  $     11.95     $     10.90    $     11.79    $     10.55    $     10.06    $     10.00
                                  -----------     -----------    -----------    -----------    -----------    -----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.........         0.17            0.22           0.24           0.23           0.20           0.13
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized).................         0.31            1.13          (0.67)          1.32           0.52           0.07
                                  -----------     -----------    -----------    -----------    -----------    -----------
  Total from Investment
    Operations..................         0.48            1.35          (0.43)          1.55           0.72           0.20
                                  -----------     -----------    -----------    -----------    -----------    -----------
LESS DISTRIBUTIONS
  Net Investment Income.........        (0.05)          (0.27)         (0.22)         (0.23)         (0.21)         (0.13)
  Net Realized Gains............        (0.03)          (0.03)         (0.24)         (0.08)         (0.02)         (0.01)
                                  -----------     -----------    -----------    -----------    -----------    -----------
  Total Distributions...........        (0.08)          (0.30)         (0.46)         (0.31)         (0.23)         (0.14)
                                  -----------     -----------    -----------    -----------    -----------    -----------
Net Asset Value, End of
  Period........................  $     12.35     $     11.95    $     10.90    $     11.79    $     10.55    $     10.06
                                  ===========     ===========    ===========    ===========    ===========    ===========
Total Return....................         4.00%#         12.50%         (3.84)%        14.85%          7.20%          1.99%#

Net Assets, End of Period
  (thousands)...................  $ 1,705,811     $ 1,720,249    $ 1,582,086    $ 1,356,852    $   609,386    $   348,381
Ratio of Expenses to Average Net
  Assets........................         0.29%*          0.29%          0.32%          0.36%          0.42%          0.45%*
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses).......         0.29%*          0.29%          0.32%          0.36%          0.42%          0.48%*
Ratio of Net Investment Income
  to Average Net Assets.........         2.68%*          1.90%          2.09%          2.23%          2.14%          1.84%*
Ratio of Net Investment Income
  to Average Net Assets
  (excluding waiver and
  assumption of expenses).......         2.68%*          1.90%          2.09%          2.23%          2.14%          1.81%*
Portfolio Turnover Rate.........         6.60%*         15.41%         22.55%         12.23%          9.75%          1.90%*

--------------

*  Annualized

#  Non-Annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers seventeen series, of which The DFA International Value Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    3. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 28, 1999.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 1999, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1999, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases..............................................  $  55,994
Sales..................................................    134,228

E. INVESTMENT TRANSACTIONS:

    At May 31, 1999, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities and foreign currencies was as follows (amounts in thousands):

Gross Unrealized Appreciation.........................  $  352,500
Gross Unrealized Depreciation.........................    (218,745)
                                                        ----------
Net...................................................  $  133,755
                                                        ==========

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Series during the six months ended May 31, 1999.

G. SECURITIES LENDING:

    Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 1999 was reinvested into overnight repurchase agreements with, Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. At
May 31, 1999, the market value of securities on loan to brokers was $211,296,713, the related collateral cash received was $227,053,514 and the value of collateral on overnight repurchase agreements was $258,880,663.